Directors' Emoluments	12 Months Ended
Dec. 31, 2020
Disclosure Of Directors Emoluments Explanatory [Abstract]
DIRECTORS' EMOLUMENTS
18.	DIRECTORS’ EMOLUMENTS

The emoluments paid or payable to the directors of the Company were as follows:

	Year ended December 31,
	2020	2019	2018
Salaries
Yan Keyan	306,466	389,826	739,350
Lixia Tu	237,880	232,144	296,100
John Sano	10,350	18,600	23,050
Themis Kalapotharakos	82,800	148,800	161,350
Matthew Los	82,800	148,800	161,350
Zhongmin Zhang	10,350	18,600	23,020
Yuet Mei Chan	10,350	18,600	23,050
	740,996	975,370	1,427,300
Social Welfare
Yan Keyan	432	1,055	1,122
	432	1,055	1,122